Related Party Transactions - Additional Information (Detail) $ in Thousands		12 Months Ended
	May 15, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 15, 2020 kr / shares shares
Deborah Davis [member]
Disclosure of transactions between related parties [line items]
Number of shares issued to board members In lieu of remuneration | shares					227,073
Exercise Price | kr / shares | kr / shares					kr 0.15
Board remuneration	$ 30
Steve Skaggs [member]
Disclosure of transactions between related parties [line items]
Number of shares issued to board members In lieu of remuneration | shares					214,909
Exercise Price | kr / shares | kr / shares					kr 0.15
Board remuneration	$ 28
Advisory Services [Member] | Advokatfirmaet Ræder AS [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received		$ 477	$ 470	$ 333
Strategic Advisory And Consulting Services [Member] | Lawrence John Ciaccia [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received		$ 65	65	65
Consulting Services [Member] | Andrew Macleod [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received			$ 26	$ 73